Shareholder Report, Holdings (Details)	Jun. 30, 2024
Institutional Class | Hcda [Member]
Holdings [Line Items]
Percent of Total Investments	28.66%
Institutional Class | Mercado Libre [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Institutional Class | Asm Intl [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Institutional Class | Future Plc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Institutional Class | Be Semiconductor [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Institutional Class | Brunello Cucinelli [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Institutional Class | Zalando [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%
Institutional Class | Rakuten Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Institutional Class | Ray Search [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Institutional Class | Watches Of Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
Institutional Class | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Institutional Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.04%
Institutional Class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Institutional Class | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	9.66%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	22.01%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.31%
Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	30.91%
Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	27.90%
Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.96%
Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.19%
Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.90%
Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	7.90%
Institutional Class | URUGUAY
Holdings [Line Items]
Percent of Total Investments	5.95%
Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	4.19%
Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.24%
Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	2.62%
Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.26%
Institutional Class | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.89%
Institutional Class | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.34%
Institutional Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.27%
Institutional Class | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.06%
Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.65%
Class A Shares | Hcda [Member]
Holdings [Line Items]
Percent of Total Investments	28.66%
Class A Shares | Mercado Libre [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Class A Shares | Asm Intl [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Class A Shares | Future Plc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A Shares | Be Semiconductor [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Class A Shares | Brunello Cucinelli [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A Shares | Zalando [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%
Class A Shares | Rakuten Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A Shares | Ray Search [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Class A Shares | Watches Of Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
Class A Shares | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Class A Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.04%
Class A Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Class A Shares | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	9.66%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.24%
Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	22.01%
Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.31%
Class A Shares | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	30.91%
Class A Shares | JAPAN
Holdings [Line Items]
Percent of Total Investments	27.90%
Class A Shares | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.96%
Class A Shares | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.19%
Class A Shares | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.90%
Class A Shares | SWEDEN
Holdings [Line Items]
Percent of Total Investments	7.90%
Class A Shares | URUGUAY
Holdings [Line Items]
Percent of Total Investments	5.95%
Class A Shares | ITALY
Holdings [Line Items]
Percent of Total Investments	4.19%
Class A Shares | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.24%
Class A Shares | CHINA
Holdings [Line Items]
Percent of Total Investments	2.62%
Class A Shares | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.26%
Class A Shares | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.89%
Class A Shares | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.34%
Class A Shares | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.27%
Class A Shares | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.06%
Class A Shares | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.65%